SCHEDULE OF REDEEMABLE CONVERTIBLE PREFERRED STOCK WARRANT LIABILITY ACTIVITY (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Fair value of warrants at issuance	$ (11)	$ (1,096)
Series C Warrant [Member]
Class of Stock [Line Items]
Balance Beginning	$ 163	$ 5,113	$ 5,113
Fair value of warrants at issuance				2,053
Change in fair value			(4,950)	3,060
Balance Ending			$ 163	$ 5,113